Commitments and Contingencies (Details Textual) - USD ($)					1 Months Ended						9 Months Ended		12 Months Ended
	Aug. 15, 2018	Jan. 02, 2018	Apr. 08, 2016	Aug. 10, 2013	Aug. 20, 2018	Apr. 30, 2018	Apr. 25, 2018	Oct. 18, 2017	Oct. 18, 2015	Aug. 31, 2013	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2013
Commitments and Contingencies (Textual)
Accounts payable											$ 39,915
Accrued expenses											75,000		$ 75,000
Non-payment of research and development fees											268,695		$ 268,695
Recorded settlement expense											200,000
Common shares per share						$ 0.031							$ 0.85	$ 0.85
Value of grant restricted stock award of common shares											2,750,000
Stock-based compensation											3,786,484	$ 2,066,620	$ 6,712,752	$ 4,310,964
Total unrecognized compensation expense related to unvested common shares											3,125,104		7,298,141
Rent expense for operating leases													$ 65,962	$ 73,986
C-Bond Systems, LLC [Member]
Commitments and Contingencies (Textual)
Post-merger shares of common stock, value						$ 25,000	$ 25,000
Post-merger shares of common stock, shares						1,000,000	1,000,000
Former CEO [Member]
Commitments and Contingencies (Textual)
Common shares per share		$ 0.031
Stock-based compensation										$ 270,878
Employment Agreements [Member]
Commitments and Contingencies (Textual)
Option exercise price				$ 0.031
Option, Assumptions used method				Black-Scholes option pricing model
Risk-free interest rate				1.46%
Expected dividend yield				0.00%
Expected option term				5 years 9 months
Expected volatility				79.00%
Commitment date per unit fair value amount per share				$ 0.021
Employment Agreements [Member] | Mr. Scott Silverman [Member]
Commitments and Contingencies (Textual)
Annual base salary								$ 300,000
Stock options granted minimum								500,000
Strike price								$ 0.31
Description of employment agreement								As consideration for these services, the employment agreement provides Mr. Silverman with the following compensation and benefits: An annual base salary of $300,000, with a 10% increase on each anniversary date contingent upon achieving certain performance objectives as set by the Board. Until the Company raises $1,000,000 in debt or equity financing after entering into this agreement, Mr. Silverman will receive ½ of the base salary on a monthly basis with the other ½ being deferred. Upon the financing being raised, Mr. Silverman will receive the deferred portion of his compensation and his base salary will be paid in full moving forward. When the first $500,000 of equity investments is raised by the Company, after entering into this employment agreement, Mr. Silverman will receive a capital raise success bonus of 5% of all equity capital raised from investors/lenders introduced by him to the Company. Annual cash performance bonus opportunity as determined by the Board. An option to acquire 3,000,000 common shares of the Company, with a strike price of $0.31 per unit. These options will vest pro rata on a monthly basis for the term of the employment agreement. On each anniversary, Mr. Silverman will be eligible to be granted a minimum of 500,000 stock options of the Company at a strike price of $0.85 per common unit contingent upon the achievement of certain performance objectives. Certain other employee benefits and perquisites, including reimbursement of necessary and reasonable travel and participation in retirement and welfare benefits.
Financing received							$ 1,240,000
Percentage of bonus provision							5.00%
Common shares per share								$ 0.85
Employment Agreements [Member] | Pugliese [Member]
Commitments and Contingencies (Textual)
Annual base salary									$ 180,000
Employment Agreements [Member] | Former CEO [Member]
Commitments and Contingencies (Textual)
Compensation converted into common shares		12,694,893
Subscription Agreement [Member]
Commitments and Contingencies (Textual)
Anti-dilution rights on common stock sales														1,175,902	3,880,480	2,425,300
Subsequent investments based upon enterprise value																$ 2,000,000
Common shares per share														$ 0.85	$ 0.77
Settlement and release agreement [Member]
Commitments and Contingencies (Textual)
Common shares issued for settlement, shares					500,000
Common shares issued for settlement, value					$ 200,000
Recorded settlement expense					$ 200,000
Common shares per share					$ 0.40
Employment agreement [Member] | Vice president [Member]
Commitments and Contingencies (Textual)
Common shares per share	$ 0.40
Percentage of commission on sales	5.00%
Shares of grant restricted stock award of common shares	500,000
Value of grant restricted stock award of common shares	$ 200,000
Stock-based compensation											25,000
Vesting date	Aug. 15, 2019
Vesting period	1 year
Total unrecognized compensation expense related to unvested common shares											$ 175,000
Licensing agreement [Member]
Commitments and Contingencies (Textual)
Refundable license fee			$ 10,000
Percentage of royalty payments on net sales			5.00%